Vessels and other fixed assets, net (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Vessels and other fixed assets, net - Schedules of vessels and other fixed assets, net (Table)

	Cost	Accumulated depreciation	Net Book Value
Balance, December 31, 2022	$3,843,686	$(962,135)	$2,881,551
- Acquisition of other fixed assets, vessel improvements and other vessel costs	12,186	-	12,186
- Vessel total loss	(27,570)	1,581	(25,989)
- Vessel sale	(55,248)	22,766	(32,482)
- Impairment loss	(7,700)	-	(7,700)
- Depreciation for the period	-	(70,075)	(70,075)
Balance, June 30, 2023	$3,765,354	$(1,007,863)	$2,757,491